                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hillsdale Investment Management Inc.
Address: 100 Wellington Street West, Suite 2100, TD Centre,
         P.O. Box 228,Toronto, Ontario, Canada, M5K 1J3

Form 13F File Number: 28-11957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Pember
Title: Vice President- Administration and Compliance
Phone: 416-913-3920

Signature, Place, and Date of Signing:

  I. Pember       Toronto, Ontario, Canada     November 7, 2006
--------------  -----------------------------  ----------------

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------
*  Reports Holdings for which confidential treatment is required.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 138

Form 13F Information Table Value Total: $144,375 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                       TITLE OF             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTORITY
NAME OF ISSUER                          CLASS     CUSIP   (x1,000's)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED  NONE
-------------------------------------  -------- --------- ---------- --------- --- ---- ------- -------- --------- ------ -------
ADVANCED ENERGY                          COM    007973100      171      10,000 SH        SOLE               10,000
AGNICO EAGLE ORD                         COM    008474108       25         800 SH        SOLE                  800
AIRGAS                                   COM    009363102       87       2,400 SH        SOLE                2,400
Alcan Inc.                               COM    013716105      116       2,900 SH        SOLE                2,900
ALLIANCE DATA                            COM    018581108      469       8,500 SH        SOLE                8,500
AMER PHYSICIANS                          COM    028884104      672      13,900 SH        SOLE               13,900
AXCELIS TECH                             COM    054540109      282      40,000 SH        SOLE               40,000
Axcan Pharma Inc.                        COM    054923107      190      14,000 SH        SOLE               14,000
BMC SOFTWARE                             COM    055921100      392      14,400 SH        SOLE               14,400
BALDOR ELECTRIC                          COM    057741100      503      16,300 SH        SOLE               16,300
Bank of Nova Scotia                      COM    064149107    1,611      37,500 SH        SOLE               24,000         13,500
Barrick Gold Corp                        COM    067901108    8,358     272,200 SH        SOLE              245,500         26,700
Baytex Energy Trust                      COM    073176109   10,075     482,400 SH        SOLE              443,100         39,300
BRINKER INTL                             COM    109641100       80       2,000 SH        SOLE                2,000
BROOKFIELD ASSET MGT A LIMITED VOTIN     COM    112585104    2,917      66,000 SH        SOLE               62,400          3,600
BROOKS AUTOMATION                        COM    114340102       67       5,100 SH        SOLE                5,100
CAE Inc.                                 COM    124765108    9,070   1,064,100 SH        SOLE            1,022,200         41,900
CBIZ ORD                                 COM    124805102      485      66,500 SH        SOLE               66,500
Cdn. National Railway                    COM    136375102    6,331     151,400 SH        SOLE              145,300          6,100
Century Aluminum                         COM    156431108       34       1,000 SH        SOLE                1,000
CEPHALON                                 COM    156708109      593       9,600 SH        SOLE                9,600
Cerner Corp                              COM    156782104       82       1,800 SH        SOLE                1,800
COEUR DALENE MIN                         COM    192108108      237      50,400 SH        SOLE               50,400
CORINTHIAN COLLE                         COM    218868107       75       6,900 SH        SOLE                6,900
CROWN HLDGS                              COM    228368106       86       4,600 SH        SOLE                4,600
Descartes Systems                        COM    249906108    1,468     373,100 SH        SOLE              373,100
DIGENE                                   COM    253752109       82       1,900 SH        SOLE                1,900
DRIL-QUIP                                COM    262037104       74       1,100 SH        SOLE                1,100
ENZON PHARMACEUT                         COM    293904108      510      61,800 SH        SOLE               61,800
EQUIFAX                                  COM    294429105       84       2,300 SH        SOLE                2,300
ETHAN ALLEN                              COM    297602104       80       2,300 SH        SOLE                2,300
EUROZINC MINING ORDINARY                 COM    298804105       17       7,300 SH        SOLE                5,900          1,400
Fairfax Financial                        COM    303901102      182       1,400 SH        SOLE                1,400
FAMILY DOLLAR                            COM    307000109      570      19,500 SH        SOLE               17,400          2,100
GAMCO INVESTORS                          COM    361438104      529      13,900 SH        SOLE               13,900
Gildan Activewear Inc,A                  COM    375916103      190       3,900 SH        SOLE                3,900
GREY WOLF                                COM    397888108      329      49,200 SH        SOLE               49,200
GULFMARK OFFSHOR                         COM    402629109       86       2,700 SH        SOLE                2,700
HAIN CELESTIAL                           COM    405217100       82       3,200 SH        SOLE                3,200
HASBRO                                   COM    418056107       86       3,800 SH        SOLE                3,800
HECLA MINING CO                          COM    422704106       87      15,100 SH        SOLE               15,100
Iamgold Corporation                      COM    450913108      174      20,600 SH        SOLE               20,600
INTERVOICE                               COM    461142101       74      11,600 SH        SOLE               11,600
Ipsco Inc.                               COM    462622101        9         100 SH        SOLE                                 100
KANSAS CITY SO                           COM    485170302       79       2,900 SH        SOLE                2,900
KFORCE INC                               COM    493732101       17       1,400 SH        SOLE                1,400
Kinross Gold Corp.                       COM    496902404    5,519     441,100 SH        SOLE              403,300         37,800
LAM RESEARCH                             COM    512807108      381       8,400 SH        SOLE                8,400
MACROVISION                              COM    555904101      213       9,000 SH        SOLE                9,000
MARTEK BIOSCI                            COM    572901106       11         500 SH        SOLE                  500
MATTSON TECH                             COM    577223100       91      11,000 SH        SOLE               11,000
MENS WEARHOUSE                           COM    587118100      484      13,000 SH        SOLE               13,000
Northern Orion Explor.                   COM    665575106      121      30,700 SH        SOLE               30,000            700
Northgate Exploration                    COM    666416102    3,366   1,048,400 SH        SOLE            1,026,300         22,100
NOVELLUS SYST                            COM    670008101      584      21,100 SH        SOLE               18,100          3,000
OM GROUP                                 COM    670872100       92       2,100 SH        SOLE                2,100
OPEN TEXT                                COM    683715106       21       1,200 SH        SOLE                1,200
Oppenheimer HDG                          COM    683797104    1,214      42,800 SH        SOLE               42,800
PACKAGING CORP                           COM    695156109      601      25,900 SH        SOLE               25,900
Pan American Silver                      COM    697900108    1,073      55,200 SH        SOLE               55,200
Pengrowth Energy Trust                   COM    706902301       18         900 SH        SOLE                                 900
PRICELINE.COM                            COM    741503403      732      19,900 SH        SOLE               16,600          3,300
Rogers Communicat.,B                     COM    775109200    8,939     163,300 SH        SOLE              147,000         16,300
Royal Bank of Canada                     COM    780087102      959      21,650 SH        SOLE               21,650
Sierra Wireless, Inc.                    COM    826516106       97       8,500 SH        SOLE                8,500
Silver Wheaton                           COM    828336107    4,736     504,800 SH        SOLE              478,100         26,700
SIMPLETECH                               COM    828823104       26       2,900 SH        SOLE                2,900
SNAP-ON INC                              COM    833034101      446      10,000 SH        SOLE               10,000
SOTHEBYS HLDGS                           COM    835898107      555      17,200 SH        SOLE               17,200
SONUS NETWORKS                           COM    835916107      870     165,800 SH        SOLE               84,800         81,000
Suncor Energy Inc.                       COM    867229106    8,492     118,400 SH        SOLE              107,900         10,500
SUPERIOR ENERGY                          COM    868157108      131       5,000 SH        SOLE                5,000
SYS XCELLENCE STK                        COM    871929204    3,965     240,925 SH        SOLE              228,950         11,975
TLC VISION CORP                          COM    872549100      533     102,300 SH        SOLE               30,000         72,300
TECH COMINCO CL B ORD                    COM    878742204      157       2,500 SH        SOLE                2,500
TELETECH HOLDING                         COM    879939106       83       5,300 SH        SOLE                5,300
TEXAS INDUST                             COM    882491103       89       1,700 SH        SOLE                1,700
Toronto-Dominion Bank                    COM    891160509    7,105     119,600 SH        SOLE              114,700          4,900
TOTAL SYST SERV                          COM    891906109       84       3,700 SH        SOLE                3,700
TRIZETTO GROUP                           COM    896882107      316      20,900 SH        SOLE               20,900
24/7 REAL MEDIA                          COM    901314203      494      57,800 SH        SOLE               57,800
ULTICOM                                  COM    903844108       80       7,700 SH        SOLE                7,700
US CELLULAR CORP                         COM    911684108      448       7,500 SH        SOLE                7,500
VIGNETTE                                 COM    926734401      217      16,000 SH        SOLE               16,000
VITESSE SEMICOND                         COM    928497106                   33 SH        SOLE                   33
WAUSAU MOSINEE ORDINARY                  COM    943315101      477      35,300 SH        SOLE               35,300
WIND RIVER SYS                           COM    973149107       80       7,500 SH        SOLE                7,500
WOLVERINE WORLD                          COM    978097103      611      21,600 SH        SOLE               21,600
WORTHINGTON IND                          COM    981811102       75       4,400 SH        SOLE                4,400
Zarlink Semiconductor                    COM    989139100    1,970     902,500 SH        SOLE              902,500
LUMINEX                                  COM    55027E102       77       4,200 SH        SOLE                4,200
AMER EAGLE OUTF                          COM    02553E106      522      11,900 SH        SOLE               11,900
AIRTRAN HOLDINGS                         COM    00949P108      218      22,000 SH        SOLE               22,000
ALLSCRIPTS HLTH                          COM    01988P108      389      17,300 SH        SOLE               17,300
APPLIED MICRO                            COM    03822W109      941     326,600 SH        SOLE              180,700        145,900
ASPREVA PHARMA ORDINARY                  COM    04538T109      844      32,600 SH        SOLE               32,200            400
ASYST TECHNOL                            COM    04648X107      627      92,800 SH        SOLE               39,200         53,600
Bema Gold Corporation                    COM    08135F107       26       5,800 SH        SOLE                5,800
Biovail Corporation                      COM    09067J109      185      12,200 SH        SOLE               12,200
Cameco Corporation                       COM    13321L108       15         400 SH        SOLE                  400
COOPER CAMERON                           COM    13342B105      435       9,000 SH        SOLE                7,400          1,600
Cdn Pacific Railway Ltd                  COM    13645T100       25         500 SH        SOLE                  500
CENVEO                                   COM    15670S105      551      29,300 SH        SOLE               29,300
COGNOS                                   COM    19244C109      146       4,000 SH        SOLE                4,000
CORP EXEC BOARD                          COM    21988R102      207       2,300 SH        SOLE                2,300
ENSCO INTL                               COM    26874Q100      228       5,200 SH        SOLE                5,200
GSI GROUP                                COM    36229U102    1,036     110,800 SH        SOLE               49,500         61,300
GEMSTAR-TV GUIDE                         COM    36866W106       86      26,000 SH        SOLE               26,000
Gerdau Ameristeel                        COM    37373P105    2,702     297,600 SH        SOLE              263,800         33,800
GRANT PRIDECO                            COM    38821G101      304       8,000 SH        SOLE                8,000
IMCLONE SYSTEMS                          COM    45245W109    1,085      38,300 SH        SOLE               22,500         15,800
INTERDIGIT COMM                          COM    45866A105      477      14,000 SH        SOLE               14,000
INTERWOVEN                               COM    46114T508       87       7,900 SH        SOLE                               7,900
INVESTMENT TECH                          COM    46145F105      380       8,500 SH        SOLE                8,500
MI DEVELOPMENT 'A'                       COM    55304X104      185       5,100 SH        SOLE                5,100
MKS INSTRUMENTS                          COM    55306N104      408      20,100 SH        SOLE               16,800          3,300
MRO SOFTWARE                             COM    55347W105       18         700 SH        SOLE                  700
Manulife Financial Corp                  COM    56501R106    1,674      52,000 SH        SOLE               33,900         18,100
Nexen Inc.                               COM    65334H102      700      13,100 SH        SOLE               13,100
OFFICEMAX                                COM    67622P101      244       6,000 SH        SOLE                               6,000
OPLINK COMMUNIC                          COM    68375Q403       18         900 SH        SOLE                  900
PRIMEDIA                                 COM    74157K101       69      45,300 SH        SOLE               45,300
Provident Energy Trust                   COM    74386K104    4,268     366,500 SH        SOLE              350,100         16,400
RESOURCES CONNEC                         COM    76122Q105       48       1,800 SH        SOLE                1,800
Shaw Communications, B                   COM    82028K200   10,376     346,600 SH        SOLE              314,700         31,900
SIRENZA MICRODEV                         COM    82966T106      251      31,800 SH        SOLE               25,700          6,100
AMERITRADE HLDG                          COM    87236Y108      407      21,600 SH        SOLE               21,600
TELUS Corporation                        COM    87971M103    5,710     101,500 SH        SOLE               96,200          5,300
Tesco Corporation                        COM    88157K101      150       9,800 SH        SOLE                9,800
TIBCO SOFTWARE                           COM    88632Q103      375      41,800 SH        SOLE               41,800
TITAN INTL                               COM    88830M102      506      28,000 SH        SOLE               28,000
TRADESTATION GRP                         COM    89267P105      399      26,500 SH        SOLE               26,500
TransAlta Corporation                    COM    89346D107      178       8,400 SH        SOLE                8,400
TransCanada Corporation                  COM    89353D107       14         450 SH        SOLE                                 450
TRIQUINT SEMICON                         COM    89674K103      258      49,600 SH        SOLE               35,800         13,800
Yamana Gold Inc.                         COM    98462Y100        2         200 SH        SOLE                                 200
ARCH CAPITAL GP                          COM    G0450A105    1,194      18,800 SH        SOLE               18,800
OMI CORP                                 COM    Y6476W104      957      44,100 SH        SOLE               44,100